Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Other Reserves [Member]	Retained earnings/ (accumulated losses) [member]	Attributable to Equity Holders of the Company [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2018	¥ 59,843	¥ 14,467	¥ 27,045	¥ 14,901	¥ 56,413	¥ 3,430
Profit (loss) for the year	3,480			3,192	3,192	288
Other comprehensive income	(47)		(51)		(51)	4
Total comprehensive income	3,433		(51)	3,192	3,141	292
Issue of shares	9,442	1,912	7,530		9,442
Dividend paid to non-controlling interests	(84)					(84)
Transfer from retained profits			212	(212)
Others	12		11	1	12
Ending balance at Dec. 31, 2019	72,646	16,379	34,747	17,882	69,008	3,638
Profit (loss) for the year	(12,561)			(11,836)	(11,836)	(725)
Other comprehensive income	(110)		(104)		(104)	(6)
Total comprehensive income	(12,671)		(104)	(11,836)	(11,940)	(731)
Dividends relating to 2019	(819)			(819)	(819)
Dividend paid to non-controlling interests	(2)					(2)
Ending balance at Dec. 31, 2020	59,154	16,379	34,643	5,227	56,249	2,905
Profit (loss) for the year	(13,284)			(12,214)	(12,214)	(1,070)
Other comprehensive income	(566)		(551)	0	(551)	(15)
Total comprehensive income	(13,850)		(551)	(12,214)	(12,765)	(1,085)
Issue of shares				0
Issue of ordinary shares, net of transaction costs and tax	10,820	2,495	8,325		10,820
Capital injection by non-controlling interests in subsidiaries	1,028		(689)		(689)	1,717
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings			(157)	157
Ending balance at Dec. 31, 2021	¥ 57,152	¥ 18,874	¥ 41,571	¥ (6,830)	¥ 53,615	¥ 3,537